CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Convertible promissory notes payable
$
Balance, December 31, 2017	1,582,495

Issuances	508,417
Repayments	(31,762)
Conversions to Common Shares	(1,480,046)
Unrealized Foreign Exchange Adjustment	8,030

Balance, September 30, 2018	587,134